Other long-term liabilities - Convertible Note (Details) - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Dec. 07, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Other long-term liabilities
Proceeds from convertible note	¥ 20.0		¥ 20.0
Basic interest rate				4.50%
Debt instrument term		2 years
Unpaid interest			4.75
If holder choose to convert in first three years
Other long-term liabilities
Basic interest rate			2.50%
Debt instrument term			3 years
If holder choose to convert In fourth or fifth year
Other long-term liabilities
Proceeds from convertible note			¥ 20.0
Percentage of proceeds from convertible note			80.00%
Convertible debt
Other long-term liabilities
Principal amount			¥ 20.0
Basic interest rate			4.75%
Debt instrument term			5 years